Average Annual Total Returns{- Communication Services Portfolio} - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-21 - Communication Services Portfolio	Communication Services Portfolio Return Before Taxes Past 1 year	Communication Services Portfolio Return Before Taxes Past 5 years	Communication Services Portfolio Return Before Taxes Past 10 years	Communication Services Portfolio After Taxes on Distributions Past 1 year	Communication Services Portfolio After Taxes on Distributions Past 5 years	Communication Services Portfolio After Taxes on Distributions Past 10 years	Communication Services Portfolio After Taxes on Distributions and Sales Past 1 year	Communication Services Portfolio After Taxes on Distributions and Sales Past 5 years	Communication Services Portfolio After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1522 Past 1 year	F1522 Past 5 years	F1522 Past 10 years
Total	15.97%	17.79%	17.79%	13.88%	14.39%	15.34%	10.02%	13.26%	14.26%	28.71%	18.47%	16.55%	13.86%	14.31%	17.00%